ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 902,857	$ 868,948
Less: Allowance for doubtful accounts	(5,458)	0
Accounts receivable, net	$ 897,399	$ 868,948